Securities (Schedule of Realized Gain (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Securities [Abstract]
Gross realized gains on sale of available-for-sale securities	$ 11	$ 233
Other than temporary impairment of available-for-sale security	(25)	(2)
Net realized gains (losses)	$ (14)	$ 231